Segment Information - Revenues by Product or Service (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 610,299	$ 693,927	$ 798,175
Wireless Service
Segment Reporting Information [Line Items]
Revenues	411,450	457,192	500,327
Wireline Service
Segment Reporting Information [Line Items]
Revenues	83,545	69,317	61,804
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	106,259	157,506	221,610
Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	9,045	9,912	14,434
New Zealand
Segment Reporting Information [Line Items]
Revenues	458,858	486,380
New Zealand | Wireline Service
Segment Reporting Information [Line Items]
Revenues	83,545	69,317
Bolivia
Segment Reporting Information [Line Items]
Revenues	151,001	206,804
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	458,858	486,380	556,410
Operating Segments | New Zealand | Wireless Service
Segment Reporting Information [Line Items]
Revenues	266,630	261,218	265,947
Operating Segments | New Zealand | Wireline Service
Segment Reporting Information [Line Items]
Revenues	83,545	69,317	61,804
Operating Segments | New Zealand | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	101,860	149,103	217,015
Operating Segments | New Zealand | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	6,823	6,742	11,644
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	151,001	206,804	240,941
Operating Segments | Bolivia | Wireless Service
Segment Reporting Information [Line Items]
Revenues	144,820	195,974	234,380
Operating Segments | Bolivia | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	4,399	8,403	4,595
Operating Segments | Bolivia | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	1,782	2,427	1,966
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	440	743	824
Corporate, Reconciling Items and Eliminations | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	$ 440	$ 743	$ 824